Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Derivative assets	£ 16	£ 51
Derivative liabilities	(3)	(58)
Financial assets	1,217	1,515
Other financial assets	125	141	£ 143
Cash and cash equivalents	333	543
Carrying Amount Of Investment	1
Transfers out of Level 3 of fair value hierarchy, assets		£ 6
Contingent consideration receivable as a percentage of proceeds received by the purchaser in relation to any future monetization event		27.50%
Total market value for financial liabilities	(1,761)	£ (1,788)
Six Years [member]
Disclosure of financial liabilities [line items]
Contingent consideration receivable as a percentage of positive adjusted earnings before interest tax depreciation and amortization		27.50%
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	125	£ 141
Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Total market value for financial liabilities	(17)	(22)	(57)
Other Receivable [Member]
Disclosure of financial liabilities [line items]
Financial assets	16	12
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	16	51
Derivative liabilities	3	58
Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Other financial assets	137	147	£ 155
Transfers out of Level 3 of fair value hierarchy, assets	0	6
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	124	135
Transfers out of Level 3 of fair value hierarchy, assets	0
Level 3 of fair value hierarchy [member] | Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Total market value for financial liabilities	1	1
Level 3 of fair value hierarchy [member] | Other Receivable [Member]
Disclosure of financial liabilities [line items]
Financial assets	13	12
Other financial assets	13	12
Transfers out of Level 3 of fair value hierarchy, assets	0
Level 3 of fair value hierarchy [member] | Other Receivable [Member] | Pearson Online Learning Services [Member]
Disclosure of financial liabilities [line items]
Contingent consideration receivable on the disposal of business	13	12
Level 1 of fair value hierarchy [member] | Money market funds [member]
Disclosure of financial liabilities [line items]
Group Bonds	685	918
Cash and cash equivalents	11	62
Level 1 of fair value hierarchy [member] | Other Receivables Related To Escrow Account [Member]
Disclosure of financial liabilities [line items]
Other receivables	3	0
Level 1 of fair value hierarchy [member] | Listed Securities [Member]
Disclosure of financial liabilities [line items]
Financial assets, at fair value	£ 1	£ 6